Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000153533 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153533 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153533 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153533 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153533 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153533 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153533 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153533 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153533 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153533 | D.R. Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153533 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153533 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153533 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153533 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000153533 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153533 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153533 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153533 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153533 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153533 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153533 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153533 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153534 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153534 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153534 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153534 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153534 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153534 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153534 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153534 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153534 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153534 | D.R. Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153534 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153534 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153534 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153534 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000153534 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153534 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153534 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153534 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153534 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153534 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153534 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153534 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153537 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153537 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153537 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153537 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153537 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153537 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153537 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153537 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153537 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153537 | D.R. Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153537 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153537 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153537 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153537 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000153537 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153537 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153537 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153537 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153537 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153537 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153537 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153537 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000153535 | Alphabet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000153535 | Merck & Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000153535 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000153535 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000153535 | PACCAR, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153535 | Fox Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153535 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000153535 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000153535 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000153535 | D.R. Horton, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000153535 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000153535 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000153535 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000153535 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000153535 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153535 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000153535 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000153535 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000153535 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153535 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000153535 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000153535 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%